Derivatives - Fair Value Hedges (Details) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2015 USD ($) DerivativeInstrument	Jul. 31, 2007 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2014 EUR (€)	Jun. 30, 2014 USD ($)	Nov. 30, 2013 EUR (€)	Aug. 31, 2010 EUR (€)
Derivatives in Fair Value Hedging Relationships
Number Of Interest Rate Swap Contracts Entered In Period | DerivativeInstrument	2
Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Face amount			$ 25.0				$ 625.0
Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Face amount			200.0
Fixed rate medium term note due 2025
Derivatives in Fair Value Hedging Relationships
Face amount			550.0
August 2015 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Face amount	$ 1,500.0
June 2014 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Face amount							950.0
Interest rate swap contracts | Fixed rate medium term note due 2018
Derivatives in Fair Value Hedging Relationships
Derivative notional amount	$ 450.0
Term of debt instrument	3 years
Interest rate swap contracts | Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Derivative notional amount	$ 300.0
Term of debt instrument	5 years
Fair value hedges | Interest rate swap contracts | Eurobond repaid July 2014
Derivatives in Fair Value Hedging Relationships
Derivative notional amount | €		€ 400
Term of debt instrument		7 years
Face amount | €		€ 750
Termination of notional amount of fixed-to-floating interest rate swap | €									€ 150
Gain (loss) on termination of fixed-to-floating interest rate swap will be amortized over this debt's remaining life | €									€ 18
Remaining amount matured from Interest Rate Swap | €						€ 250
Fair value hedges | Interest rate swap contracts | Eurobond Due 2021
Derivatives in Fair Value Hedging Relationships
Derivative notional amount | €								€ 300
Face amount | €								€ 600
Fair value hedges | Interest rate swap contracts | Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Derivative notional amount							$ 600.0
Derivatives designated as hedging instruments | Fair value hedges
Derivatives in Fair Value Hedging Relationships
Gain (Loss) on Derivative Recognized in income			(2.0)	$ 11.0	$ (21.0)
Gain (Loss) on Hedged Item Recognized in Income			2.0	(11.0)	21.0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap contracts | Interest expense
Derivatives in Fair Value Hedging Relationships
Gain (Loss) on Derivative Recognized in income			(2.0)	11.0	(21.0)
Gain (Loss) on Hedged Item Recognized in Income			$ 2.0	$ (11.0)	$ 21.0